EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE
Schedule of computation of earnings per share

	2018	2017	2016
Numerator:
Profit for the year from continuing operations, attributable to the owners of the company (before IFRS 15 application)	65,722	56,042	51,841
Profit for the year from continuing operations attributable to the owners of the company	65,898	56,042	51,841
Loss for the year from discontinued operations attributable to the owners of the company	(59,050)	—	(3,367)
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,873,563	1,953,779	1,989,282
Employee stock options	2,158	1,779	1,412
Weighted-average diluted shares outstanding	1,875,721	1,955,558	1,990,694

Earnings per share – basic, RUB (before the application of IFRS 15)	3.56	28.68	24.37
Basic EPS from continuing operations	35.08	28.68	26.06
Basic EPS from discontinued operations	(31.52)	—	(1.69)
Earnings per share – diluted, RUB (before the application of IFRS 15)	3.56	28.66	24.35
Diluted EPS from continuing operations	35.04	28.66	26.04
Diluted EPS from discontinued operations	(31.48)	—	(1.69)

Earnings per share – basic, RUB	3.65	28.68	24.37
Basic EPS from continuing operations	35.17	28.68	26.06
Basic EPS from discontinued operations	(31.52)	—	(1.69)
Earnings per share – diluted, RUB	3.65	28.66	24.35
Diluted EPS from continuing operations	35.13	28.66	26.04
Diluted EPS from discontinued operations	(31.48)	—	(1.69)